Reconciliation of federal statutory income tax rate to effective income tax rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Sep. 30, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Impact of non recurring state tax benefits	$ 20